Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 12,940	$ 1,822	¥ 19,469	¥ 5,285
Deferred income tax expense (benefit)	(4,460)	(628)	(1,402)	319
Income tax expenses	¥ 8,480	$ 1,194	¥ 18,067	¥ 5,604